Funding debts (Tables)	12 Months Ended
Dec. 31, 2018
Funding debts
Schedule of outstanding funding debts

	As of
	December 31,
	2017	2018
	RMB	RMB
Short-term:
Loan payables to individual investors via Jimu Box and other financial partners	1,016,113	268,167
Loan payables to investors of consolidated trusts	204,771	290,103
Loan payables to a shareholder	—	121,687
Total short-term funding debts	1,220,884	679,957
Long-term:
Loan payables to individual investors via financial partners	31,769	21,498
Loan payables to investors of consolidated trusts	194,111	—
Loan payables to investors of asset-backed securitized debts	243,853	—
Total long-term funding debt	469,733	21,498

Schedule of remaining contractual maturity dates of the Group's funding debts and associated interest payments

	Less than			More than 3
	1 year	1 - 2 years	2 - 3 years	years	Total
	RMB	RMB	RMB	RMB	RMB
Loan payables to individual investors via financial partners	268,167	—	—	21,498	289,665
Loan payables to investors of consolidated trusts	290,103	—	—	—	290,103
Loan payables to a shareholder	121,687	—	—	—	121,687
Total funding debts	679,957	—	—	21,498	701,455
Interest payments	24,300	2,511	2,511	2,092	31,414
Total interest payments	24,300	2,511	2,511	2,092	31,414